DIVESTITURES	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
DIVESTITURES

NOTE 4. DIVESTITURES

PerfectPairs

In January 2016, we entered into an agreement to sell our 100% ownership interest in PerfectPairs Gaming Co., Ltd. (“PerfectPairs), a Taiwan-based subsidiary of our Asian online game and service business operations, to two Taiwanese individuals unrelated to our Group for total cash consideration of $760 thousand. Upon the disposal, we deconsolidated the results of PerfectPairs’ operations.

The disposal gain was as follows:

(In US$ thousand)	Amount
The fair value of consideration received, net of any transaction costs	$760
The carrying amount of PerfectPairs
Cash	482
Receivables and other current assets	40
Property, plant and equipment	71
Intangible and other noncurrent assets	13
Accounts payable and accrued expenses	(528)
Other payable and other current liabilities	(144)
The carrying amount of PerfectPairs at the date of deconsolidation	(66)
Exchange difference	1
Gain on sale of PerfectPairs	$827

East Gate

As the term of the East Gate fund will expire in August 2017, the fund had stopped entering into new investments and in September 2016, it distributed excess cash to its investors. We received $1,438 thousand from the distribution.

In November 2016, we entered into an agreement to sell a 17.65% partnership interest in East Gate to a Korean investor unrelated to our Group. The disposal gain was as follows:

(In US$ thousand)	Amount
The fair value of consideration received, net of any transaction costs	$112
The fair value of consideration receivable, net of any transaction costs	1,058
1,170
The carrying amount of investment in East Gate at the date of disposal	1,398
Exchange difference	250
Gain on disposal of investment in East Gate	$22

The consideration receivable of $1.1 million is recorded as other receivable (Note 11) and will be collected within 12 months from closing. Up to March 31, 2017, we have received approximately $232 thousand, slightly ahead of the payment schedule specified in the agreement.

FingerRockz

In September 2015, we entered into an agreement to sell all the ownership for a consideration of NT$1 we held in FingerRockz to its management. Upon the closing of the agreement, we deconsolidated the results of FingerRockz’ operations.

The deconsolidation gain was as follows:

(In US$ thousand)	Amount
The fair value of consideration received and receivable, net of any transaction costs	$—
The carrying amount of FingerRockz at the date of deconsolidation	(37)
Gain on sale of FingerRockz	$37